Investments in affiliates and available-for-sale securities	6 Months Ended
Jun. 30, 2018
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

NOTE 13: INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

On March 17, 2017, Navios Holdings transferred to Navios Partners its participation in the Navios Revolving Loans I and the Navios Term Loans I, both as defined herein, and relating to Navios Europe I. Concurrently, Navios Holdings acquired 266,876 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $468. See also Note 8.

On March 20, 2017, Navios Partners announced that it has closed an offering of 47,795,000 common units. Navios Holdings acquired 975,408 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $2,048.

During the first quarter of 2017, Navios Partners also issued 2,040,000 of common units to certain Navios Partners’ directors and/or officers, and 1,200,442 common units pursuant to Navios Partners’ Continuous Offering Program Sales Agreement. Concurrently, Navios Holdings acquired 66,131 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $110.

During the first quarter of 2018, Navios Partners also issued 1,370,044 of common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 27,960 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $64.

On February 21, 2018, Navios Partners closed an offering of 18,422,000 common units which includes the sale of $5,000 of common units to Navios Holdings. In addition, Navios Holdings paid $714 to retain its 2.0% general partnership interest.

As of June 30, 2018, Navios Holdings held a total of 31,053,233 common units and 3,420,203 general partners units, representing a 20.2% interest in Navios Partners, including the 2.0% general partner interest, and the entire investment in Navios Partners is accounted for under the equity method.

As of June 30, 2018 and December 31, 2017, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $84,080 and $98,608, respectively and is amortized through “Equity/(loss) in net earnings of affiliated companies” over the remaining life of Navios Partners’ tangible and intangible assets.

Total equity method income and amortization of deferred gain of $5,642 and $2,432 were recognized in “Equity/(loss) in net earnings of affiliated companies” for the three month periods ended June 30, 2018 and 2017, respectively and total equity method income of $9,448 and $3,339 was recognized for the six month periods ended June 30, 2018 and 2017, respectively.

As of June 30, 2018 and December 31, 2017, the carrying amount of the investment in Navios Partners was $80,364 and $66,773, respectively.

Dividends received during both the three and six month periods ended June 30, 2018 and 2017 were $690 and $0, respectively.

As of June 30, 2018, the market value of the investment in Navios Partners was $65,155.

Acropolis

Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis’ stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of June 30, 2018 and December 31, 2017, the carrying amount of the investment was $105 and $228, respectively. During both the three and six month periods ended June 30, 2018 and 2017, the Company received dividends of $170 and $55, respectively.

Navios Acquisition

As of June 30, 2018 and December 31, 2017, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company’s underlying equity in net assets of Navios Acquisition was $116,268 and $113,597, respectively and is amortized through “Equity/(loss) in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.

Total equity method loss of $9,321 and $6,507 were recognized in “Equity/(loss) in net earnings of affiliated companies” for the three month periods ended June 30, 2018 and 2017, respectively, and total equity method loss of $20,192 and $2,575 was recognized for the six month periods ended June 30, 2018 and 2017, respectively.

As of June 30, 2018 and December 31, 2017, the carrying amount of the investment in Navios Acquisition was $76,480 and $99,590, respectively.

Dividends received for each of the three month periods ended June 30, 2018 and 2017 were $1,460 and $3,649, respectively, and for each of the six month periods ended June 30, 2018 and 2017 were $2,919 and $7,298, respectively.

As of June 30, 2018, the market value of the investment in Navios Acquisition was $44,516.

Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I.

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

Navios Holdings evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that it is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.

Navios Holdings further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

The initial amount provided for in Navios Europe I of $4,750 at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity/(loss) in net earnings of affiliated companies” over the remaining life of Navios Europe I. As of June 30, 2018 and December 31, 2017, the unamortized basis difference of Navios Europe I was $3,696, and $4,034, respectively.

As of June 30, 2018 and December 31, 2017, the estimated maximum potential loss by Navios Holdings in Navios Europe I would have been $25,383 and $23,838, respectively, which represents the Company’s carrying value of its investment and balance of Navios Term Loans I of $8,438 and $7,924, respectively, including accrued interest, plus the Company’s balance of the Navios Revolving Loans I of $16,946 and $15,914, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

Income/(Loss) of $0 and $(16) was recognized in “Equity/(loss) in net earnings of affiliated companies” for the three month periods ended June 30, 2018 and 2017, respectively, and income of $0 and $158 was recognized for the six month periods ended June 30, 2018 and 2017, respectively.

As of June 30, 2018 and December 31, 2017, the carrying amount of the investment in Navios Europe I and balance of Navios Term Loans I was $4,750 for both periods.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II. In March 2017, the amount of the Navios Revolving Loans II increased by $14,000.

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

Navios Holdings further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity/(loss) in net earnings of affiliated companies” over the remaining life of Navios Europe II. As of June 30, 2018 and December 31, 2017, the unamortized basis difference of Navios Europe II was $6,540 and $7,011, respectively.

As of June 30, 2018 and December 31, 2017, the estimated maximum potential loss by Navios Holdings in Navios Europe II would have been $23,425 and $22,463, respectively, which represents the Company’s carrying value of its investment and balance of Navios Term Loans II of $11,363 and $10,400, respectively, plus the Company’s balance of the Navios Revolving Loans II of $12,063 and $12,063, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

Income of $495 and $169 was recognized in “Equity/(loss) in net earnings of affiliated companies” for the three month period ended June 30, 2018 and 2017, respectively, and income of $963 and $200 was recognized for the six month periods ended June 30, 2018 and 2017, respectively.

As of June 30, 2018 and December 31, 2017, the carrying amount of the investment in Navios Europe II and balance of Navios Term Loans II was $6,650 for both periods.

Navios Containers

On June 8, 2017, Navios Containers closed a private placement of 10,057,645 shares of its common stock at a subscription price of $5.00 per share resulting in gross proceeds of $50,288. Navios Holdings invested $5,000, and Navios Partners invested $30,000 in Navios Containers. Each of Navios Holdings and Navios Partners also received warrants for the purchase of an additional 1.7% and 6.8%, respectively, of the equity of Navios Containers. The warrants can be exercised for shares of common stock of Navios Containers at the holder’s option at an exercise price of $5.00 per share. The warrants have a five year-term, which may be reduced to an earlier expiration date in the event of conversion of Navios Containers into a limited partnership.

On March 13, 2018, Navios Containers closed an additional private placement in which Navios Holdings invested $500.

As of June 30, 2018, and following Navios Containers’ private placements in August and November 2017 and March 2018, Navios Holdings owned 3.1% in Navios Containers and warrants for the purchase of an additional 1.7% of the equity of Navios Containers.

Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers is accounted for under the equity method.

Total equity method income of $142 and $88 were recognized in “Equity/(loss) in net earnings of affiliated companies” for the three month periods ended June 30, 2018 and 2017, respectively, and total equity method income of $244 and $88 was recognized for the six month periods ended June 30, 2018 and 2017, respectively.

As of June 30, 2018 and December 31, 2017, the carrying amount of the investment in Navios Containers was $5,905 and $5,161, respectively.

As of June 30, 2018, the market value of the investment in Navios Containers was $5,891.

Following the results of the significant tests performed by the Company, it was concluded that one affiliate met the significant threshold requiring summarized financial information to be presented.

	June 30, 2018	December 31, 2017
	Navios Acquisition	Navios Acquisition
Balance Sheet
Cash and cash equivalents, including restricted cash	$52,064	$86,458
Current assets	86,603	119,733
Non-current assets	1,381,631	1,453,048
Current liabilities	82,531	74,618
Long- term debt including current portion, net	1,023,391	1,065,369
Non-current liabilities	980,944	1,035,688

	Six Month June 30, 2018	Six Month June 30, 2017
	Navios Acquisition	Navios Acquisition
Income Statement
Revenue	$87,629	$122,940
Net loss	$(46,534)	$(58,802)

	Three Month June 30, 2018	Three Month June 30, 2017
	Navios Acquisition	Navios Acquisition
Income Statement
Revenue	$41,479	$58,458
Net loss	$(22,068)	$(64,417)

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within accumulated other comprehensive income/(loss) or since January 1, 2018 within consolidated statement of comprehensive (loss)/income.

The shares received from STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS securities. On January 1, 2018, the Company adopted ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”.

As of June 30, 2018 and December 31, 2017, the carrying amount of the available-for-sale securities related to STX was $211 and $238, respectively and was recorded under “Other long-term assets” in the consolidated balance sheet.

As of December 31, 2017, the unrealized holding losses related to these AFS Securities included in “Accumulated Other Comprehensive Loss” were $2. During the three and six month period ended June 30, 2018, the unrealized holding losses related to these AFS Securities included in “Other (expense)/income, net” was $25 and $27, respectively.